EQUITY (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions				12 Months Ended
	May 10, 2021 CAD ($) Shares shares	May 10, 2021 USD ($) Shares $ / shares	Feb. 12, 2021 $ / shares	Dec. 31, 2021 CAD ($) Shares $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares $ / shares shares	Dec. 31, 2020 CAD ($) Shares $ / shares shares	May 10, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share consolidation of issued and outstanding ordinary shares			the Company's shareholders general meeting resolved to consolidated all of its issued and outstanding Ordinary shares on a four (4) to one (1) basis (the “Share Consolidation”)
Number of shares issued | shares				68,217,894	68,217,894	39,765,799
Proceeds from issuing shares				$ 28,131,000		$ 0
Gross proceeds from warrants recorded as Share capital and premium				$ 11,832,000
Exercise price of warrants exercisable | $ / shares			$ 5.20	$ 1.3	$ 1.3
Proceeds from exercise of warrants and compensation options				$ 3,682,000		$ 6,378,000
Weighted average value of each option grant | $ / shares				$ 6.2		$ 4.24
Number of share options exercised | Shares				517,346		160,193
Exercise price of compensation option | $ / shares				$ 2.43		$ 1.8
Number of share options granted | Shares				2,964,265		905,000
Share-based compensation				$ 7,471,000		$ 3,382,000
Number of compensation unit issued | shares				134,872
Compensation unit per share | $ / shares				$ 1.05
Number of compensation warrants to acquired | shares				182,609	182,609
Warrant price per share | (per share)				$ 8.42	$ 6.61
Overnight Marketed Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	6,086,956
Par value per share | $ / shares							$ 5.75
Proceeds from issuing shares	$ 42,502,000	$ 35
Number of warrants issued for common shares | Shares	456,522	456,522
Expenses for share based compensation	$ 800,000
Number of share options granted | Shares	913,044	913,044
2021 Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued for common shares | Shares	3,043,478	3,043,478
Exercise price of warrants issued per common share | $ / shares		$ 7.2
Number of common shares called by warrants | shares	3,043,478
Term of warrants	5 years	5 years
Gross proceeds from warrants recorded as Share capital and premium	$ 30,670,000
Warrant liability	11,832,000
Transaction costs incurred for common share issuance	3,800,000
2021 Warrant [Member] | Listed Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs incurred for common share issuance	1,296,000
2021 Warrant [Member] | Share Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs incurred for common share issuance	$ 2,539,000
2018 Share Incentive Plan" (the "2018 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation				$ 7,471,000		$ 3,382,000
Number of shares available for future grants | shares				1,607,550
Weighted average fair value of each option grant				$ 4.16	$ 4.16
Weighted average remaining contractual life for the share options outstanding				5 years 4 months 13 days		7 years 3 months 25 days
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Vest on the first anniversary of the applicable vesting commencement date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vest				33.30%
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Vest in eight equal installments upon the lapse of each three-month period thereafter [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vest				66.70%